UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07850

PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2012 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 51.6%
Federal Farm Credit Bank — 13.4%
Federal Farm Credit Bank
0.180%, 01/02/13	$1,000	$1,000
1.750%, 02/21/13	900	907
Federal Farm Credit Bank (FRN)
0.264%, 09/07/12	1,000	1,000
0.267%, 09/20/12	1,630	1,630
0.200%, 09/28/12	1,000	1,000
0.259%, 10/12/12	1,000	1,000
0.259%, 12/13/12	1,000	1,000
0.256%, 03/06/13	1,000	1,000
0.200%, 04/02/13	1,000	1,000
0.200%, 07/02/13	1,000	1,000
0.185%, 07/29/13	950	950
0.256%, 08/22/13	950	951
0.230%, 11/18/13	1,000	1,000

		13,438

Federal Home Loan Bank — 11.9%
Federal Home Loan Bank
0.220%, 09/12/12	450	450
0.200%, 11/14/12	1,000	1,000
0.180%, 11/14/12	900	900
0.180%, 11/21/12	400	400
0.150%, 02/06/13	1,500	1,500
0.190%, 02/15/13	600	600
0.125%, 03/05/13	900	899
1.625%, 03/20/13	900	907
Federal Home Loan Bank (DN)
0.150%, 11/02/12	960	960
Federal Home Loan Bank (FRN)
0.186%, 10/26/12	1,000	1,000
0.270%, 01/22/13	600	600
0.210%, 04/09/13	1,000	1,000
0.190%, 07/25/13	900	900
0.160%, 07/25/13	900	900

		12,016

Federal Home Loan Mortgage Corporation — 13.4%
Federal Home Loan Mortgage Corporation
0.515%, 11/26/12	1,200	1,201
1.625%, 04/15/13	900	908
Federal Home Loan Mortgage Corporation (DN)
0.130%, 09/17/12	900	900
0.160%, 10/01/12	850	850
0.130%, 10/05/12	1,000	1,000
0.175%, 10/09/12	1,000	1,000
0.150%, 10/22/12	2,000	1,999
0.155%, 10/29/12	844	844
Federal Home Loan Mortgage Corporation (FRN)
0.320%, 01/10/13	1,600	1,601
0.194%, 02/04/13	1,000	1,000
0.197%, 03/21/13	900	900
0.214%, 11/04/13	500	500
Federal Home Loan Mortgage Corporation (FRN) (MTN)
0.186%, 11/02/12	750	750

		13,453

Federal National Mortgage Association — 12.9%
Federal National Mortgage Association
0.625%, 09/24/12	2,100	2,101
4.375%, 03/15/13	900	920

	Par (000)	Value (000)

Federal National Mortgage Association (DN)
0.150%, 09/26/12	$2,000	$2,000
0.127%, 11/14/12	900	900
Federal National Mortgage Association (FRN)
0.360%, 09/13/12	1,945	1,945
0.268%, 09/17/12	320	320
0.330%, 12/03/12	1,900	1,901
0.267%, 12/20/12	1,000	1,000
0.400%, 02/01/13	1,000	1,001
0.345%, 05/17/13	900	901

		12,989

Total U.S. Government Agency Obligations
(Cost $51,896)		51,896

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Notes — 3.4%
0.375%, 10/31/12	1,500	1,501
0.625%, 01/31/13	900	902
1.375%, 02/15/13	1,000	1,005

Total U.S. Treasury Obligations
(Cost $3,408)		3,408

	Number of Shares
MONEY MARKET FUND — 0.5%
Invesco Government & Agency Portfolio	500,000	500

Total Money Market Fund
(Cost $500)		500

	Par (000)
REPURCHASE AGREEMENTS — 44.5%

Deutsche Bank Securities, Inc.

0.210% (dated 08/31/12, due 09/04/12, repurchase price $115,000,350, collateralized by Federal National Mortgage Association Bond, 3.500%, due 08/01/42, total value $15,300,000)	$15,000	15,000

Merrill Lynch Pierce Fenner and Smith

0.200% (dated 08/31/12, due 09/04/12, repurchase price $14,000,311, collateralized by Federal National Mortgage Association Bonds, 0.000% to 4.424%, due 10/24/12 to 04/01/26, total value $14,280,950)	14,000	14,000

See Notes to Schedules of Investments.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2012 (Unaudited)

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued

UBS Securities LLC

0.200% (dated 08/31/12, due 09/04/12, repurchase price $15,668,348, collateralized by Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds, 0. 400% to 0.780%, due 12/27/12 to 06/26/15, total value $15,985,664)	$15,668	$15,668

Total Repurchase Agreements
(Cost $44,668)		44,668

TOTAL INVESTMENTS — 100.0%
(Cost $100,472)*		100,472

Other Assets & Liabilities — 0.0%		49

TOTAL NET ASSETS — 100.0%		$100,521

*	Also cost for Federal income tax purposes.

Please see Investment Abbreviations and Definitions on Page 9.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Fund	$500	$–	$–	$500
Repurchase Agreements	–	44,668	–	44,668
U.S. Government Agency Obligations	–	51,896	–	51,896
U.S. Treasury Obligations	–	3,408	–	3,408

Total Assets - Investments in Securities	$500	$99,972	$–	$100,472

See Notes to Schedules of Investments.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2012 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 2.3%
Automotive — 2.3%
Bank of America Auto Trust,
Series 2012-1, Cl A1
0.269%, 04/15/13	$1,451	$1,451
Ford Credit Auto Owner Trust,
Series 2012-B, Cl A1
0.313%, 05/15/13 144A	711	711
Ford Credit Auto Owner Trust,
Series 2012-C, Cl A1
0.272%, 08/15/13 144A	3,087	3,087
Honda Auto Receivables Owner Trust,
Series 2012-1, Cl A1
0.413%, 03/15/13	473	473
Honda Auto Receivables Owner Trust,
Series 2012-2, Cl A1
0.301%, 05/15/13	1,697	1,697
Hyundai Auto Lease Securitization Trust,
Series 2012-A, Cl A1
0.384%, 06/17/13 144A	2,502	2,502
Hyundai Auto Receivables Trust,
Series 2012-B, Cl A1
0.293%, 07/15/13	1,272	1,272
Mercedes-Benz Auto Lease Trust,
Series 2012-A, Cl A1
0.344%, 04/15/13	1,224	1,224
Volkswagen Auto Lease Trust,
Series 2012-A, Cl A1
0.332%, 06/20/13	2,636	2,636
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Cl A1
0.439%, 01/22/13	114	114

Total Asset Backed Securities
(Cost $15,167)		15,167

CERTIFICATES OF DEPOSIT — 6.6%
Yankee — 6.6%
Bank of Nova Scotia Houston
0.280%, 01/28/13	4,000	4,000
Canadian Imperial Bank of Commerce NY (FRN)
0.340%, 11/26/12	9,400	9,400
Credit Suisse NY
0.340%, 09/17/12	8,800	8,800
Rabobank Nederland NV NY
0.510%, 10/04/12	7,000	7,000
Royal Bank of Canada NY
0.520%, 01/31/13	5,000	5,002
Royal Bank of Canada NY (FRN)
0.488%, 03/11/13	3,000	3,000
Svenska Handelsbanken NY
0.520%, 09/07/12	2,500	2,500
Westpac Banking NY (FRN)
0.522%, 08/02/13	3,500	3,500

Total Certificates of Deposit
(Cost $43,202)		43,202

ASSET BACKED COMMERCIAL PAPER† — 17.9%
Financial Services — 17.9%
Alpine Securitization
0.200%, 09/25/12	17,000	16,998

	Par (000)	Value (000)
Chariot Funding LLC
0.200%, 09/13/12	$15,500	$15,499
Fairway Finance LLC
0.190%, 10/19/12	5,170	5,169
0.190%, 10/22/12	2,292	2,291
0.190%, 10/25/12	11,523	11,520
Liberty Street Funding LLC
0.170%, 10/02/12	8,500	8,499
Old Line Funding LLC
0.180%, 09/18/12	6,000	5,999
0.170%, 10/03/12	12,000	11,998
Regency Market No. 1 LLC
0.210%, 09/17/12	7,000	6,999
Sheffield Receivables
0.170%, 09/07/12	3,000	3,000
0.190%, 09/19/12	8,000	7,999
Straight-A Funding LLC
0.180%, 09/05/12	15,000	15,000
0.180%, 10/10/12	1,250	1,250
Variable Funding Capital LLC
0.160%, 09/20/12	5,000	4,999

Total Asset Backed Commercial Paper
(Cost $117,220)		117,220

COMMERCIAL PAPER† — 45.0%
Banks — 32.6%
Australia & New Zealand Banking Group
0.240%, 10/09/12	3,000	2,999
0.200%, 11/09/12	3,000	2,999
0.300%, 01/30/13	9,000	8,989
Bank of Nova Scotia
0.330%, 12/12/12	5,000	4,995
Barclays US Funding
0.130%, 09/11/12	6,000	6,000
Canadian Imperial Bank of Commerce
0.150%, 11/14/12	6,000	6,000
Commonwealth Bank of Australia
0.250%, 09/17/12	8,600	8,599
0.350%, 11/30/12	9,500	9,492
Deutsche Bank Financial LLC
0.170%, 09/12/12	5,000	5,000
0.160%, 09/13/12	13,000	12,999
DnB Bank ASA
0.450%, 09/24/12	3,400	3,399
0.320%, 09/28/12	4,000	3,999
0.310%, 10/12/12	5,000	4,998
0.230%, 11/21/12	5,000	4,997
HSBC USA
0.310%, 10/22/12	11,500	11,495
0.320%, 12/26/12	6,500	6,493
National Australia Funding Delaware
0.205%, 09/04/12	9,000	9,000
0.320%, 11/01/12	9,000	8,995
Nordea North America
0.230%, 09/07/12	6,700	6,700
0.330%, 10/15/12	6,750	6,747
0.400%, 01/14/13	1,400	1,398
0.350%, 02/25/13	3,300	3,294
Oversea-Chinese Banking
0.240%, 10/18/12	7,500	7,498

See Notes to Schedules of Investments.

PNC Advantage Institutional Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2012 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Banks — continued
Rabobank USA Financial
0.410%, 11/05/12	$2,300	$2,298
0.370%, 11/09/12	3,300	3,298
0.470%, 01/28/13	2,800	2,795
Svenska Handelsbanken
0.290%, 10/24/12	5,650	5,648
0.370%, 01/28/13	8,000	7,988
Toronto Dominion Holdings USA
0.160%, 10/12/12	5,000	4,999
0.280%, 11/06/12	9,600	9,595
UOB Funding LLC
0.240%, 09/11/12	2,000	2,000
0.280%, 11/02/12	5,500	5,497
0.260%, 11/26/12	9,300	9,294
Westpac Banking
0.210%, 09/05/12	3,000	3,000
0.300%, 11/02/12	9,600	9,595

		213,092

Financial Services — 5.6%
American Honda Finance
0.180%, 09/21/12	4,300	4,300
0.180%, 09/24/12	13,350	13,348
General Electric Capital
0.200%, 09/07/12	2,000	2,000
0.300%, 11/19/12	1,700	1,699
0.300%, 12/11/12	6,500	6,494
Novartis Finance
0.140%, 09/04/12	5,000	5,000
Toyota Motor Credit
0.190%, 10/15/12	4,000	3,999

		36,840

Food, Beverage & Tobacco — 2.6%
Coca-Cola
0.190%, 09/24/12	2,000	2,000
0.220%, 10/05/12	9,000	8,998
0.210%, 11/08/12	2,000	1,999
0.260%, 02/01/13	4,000	3,996

		16,993

Healthcare — 1.4%
Sanofi Aventis
0.180%, 09/14/12	9,000	9,000

Insurance — 0.8%
New York Life Capital
0.170%, 09/05/12	5,000	5,000

Sovereign Agency — 2.0%
Kreditanstalt Fur Wiederaufbau
International Finance (Germany)
0.200%, 09/13/12	5,500	5,499
0.200%, 10/03/12	7,500	7,499

		12,998

Total Commercial Paper
(Cost $293,923)		293,923

	Par (000)	Value (000)
CORPORATE BONDS — 5.5%
Automotive — 1.7%
Toyota Motor Credit (MTN)
0.658%, 10/12/12	$1,600	$1,601
0.532%, 07/25/13	9,500	9,500

		11,101

Banks — 1.8%
Wachovia (MTN)
5.500%, 05/01/13	8,000	8,265
Wells Fargo
5.250%, 10/23/12	3,500	3,522

		11,787

Financial Services — 1.1%
General Electric Capital
2.000%, 09/28/12	7,000	7,009

Insurance — 0.9%
Berkshire Hathaway
2.125%, 02/11/13	5,000	5,038
Berkshire Hathaway Finance
4.500%, 01/15/13	900	914

		5,952

Total Corporate Bonds
(Cost $35,849)		35,849

FUNDING AGREEMENT — 1.4%
New York Life Funding Agreement (FRN)
0.468%, 06/14/13 (A)	9,000	9,000

Total Funding Agreement
(Cost $9,000)		9,000

MUNICIPAL SECURITIES — 16.3%
Connecticut — 1.5%
Connecticut State Health & Educational Facility
Authority, Yale University (RB) Series X-2
(VRDN)
0.160%, 09/07/12	10,000	10,000

Michigan — 1.2%
University of Michigan (RB) Series B (VRDN)
0.240%, 09/07/12	7,860	7,860

Mississippi — 2.1%
Mississippi Business Finance Corporation,
Chevron USA Inc. Project (RB)
Series C (VRDN)
0.160%, 09/07/12	6,000	6,000
Mississippi Business Finance Corporation,
Chevron USA Inc. Project (RB)
Series E (VRDN)
0.170%, 09/04/12	8,000	8,000

		14,000

Ohio — 5.7%
Ohio Higher Educational Facility Commission,
Cleveland Clinic Health System (RB) Series
B-4 (VRDN)
0.170%, 09/04/12	6,300	6,300

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued

Ohio State (GO) Series B (VRDN)
0.160%, 09/07/12	$11,300	$11,300
Ohio State Common Schools (GO)
Series B (VRDN)
0.160%, 09/07/12	3,865	3,865
Ohio State University (RB) Series B (VRDN)
0.140%, 09/07/12	16,020	16,020

		37,485

Texas — 4.1%
Houston Higher Education Finance, Rice
University Project (RB) Series A (VRDN)
0.170%, 09/04/12	4,100	4,100
Houston Higher Education Finance, Rice
University Project (RB) Series B (VRDN)
0.150%, 09/04/12	8,100	8,100
Red River Education Financing Corporation,
Texas Christian University
Project (RB) (VRDN)
0.170%, 09/07/12	14,500	14,500

		26,700

Virginia — 1.7%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.140%, 09/07/12	5,100	5,100
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series F (VRDN)
0.140%, 09/07/12	5,700	5,700

		10,800

Total Municipal Securities
(Cost $106,845)		106,845

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Notes — 3.9%
1.375%, 09/15/12	7,000	7,003
0.375%, 10/31/12	18,500	18,508

Total U.S. Treasury Obligations
(Cost $25,511)		25,511

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.9%
BlackRock Liquidity Funds TempFund
Portfolio††	25,500,000	25,500

Total Affiliated Money Market Fund
(Cost $25,500)		25,500

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 41.2%

Deutsche Bank Securities, Inc.

0.210% (dated 08/31/12, due 09/04/12, repurchase price $60,001,400, collateralized by Government National Mortgage Association Bonds, 4.000%, due 08/15/41, total value $61,200,001)	$60,000	$60,000

Goldman Sachs & Co.

0.200% (dated 08/31/12, due 09/04/12, repurchase price $62,001,378, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 4.000%, due 08/01/25 to 02/01/26, total value $63,240,000)	62,000	62,000

HSBC Securities USA

0.200% (dated 08/31/12, due 09/04/12, repurchase price $53,001,178, collateralized by Federal National Mortgage Association Bond, 4.000%, due 03/01/42, total value $54,060,519)	53,000	53,000

Merrill Lynch Pierce Fenner and Smith

0.200% (dated 08/31/12, due 09/04/12, repurchase price $53,001,178, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bond, 1.000% to 7.125%, due 12/17/12 to 01/15/30, total value $54,060,486)	53,000	53,000

RBS Securities, Inc.

0.180% (dated 08/31/12, due 09/04/12, repurchase price $33,000,660, collateralized by U.S. Treasury Note, 1.000%, due 08/31/19, total value $33,661,614)	33,000	33,000

UBS Securities LLC

0.200% (dated 08/31/12, due 09/04/12, repurchase price $8,000,178, collateralized by Federal Home Loan Bank Bond, 0.4000%, due 08/21/14, total value $8,161,661)	8,000	8,000

Total Repurchase Agreements
(Cost $269,000)		269,000

TOTAL INVESTMENTS — 99.0%
(Cost $647,294)*		647,294

Other Assets & Liabilities — 1.0%		6,457

TOTAL NET ASSETS — 100.0%		$653,751

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedules of Investments.
(A)	Illiquid Security. Total value of illiquid securities is $9,000 (000) and represents 0.9% of net assets as of August 31, 2012.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,300 (000) and represents 0.7% of net assets as of August 31, 2012.

Please see Investment Abbreviations and Definitions on Page 9.

See Notes to Schedules of Investments.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Affiliated Money Market Fund	$25,500	$–	$–	$25,500
Asset Backed Commercial Paper	–	117,220	–	117,220
Asset Backed Securities	–	15,167	–	15,167
Certificates of Deposit	–	43,202	–	43,202
Commercial Paper	–	293,923	–	293,923
Corporate Bonds	–	35,849	–	35,849
Funding Agreement	–	9,000	–	9,000
Municipal Securities	–	106,845	–	106,845
Repurchase Agreements	–	269,000	–	269,000
U.S. Treasury Obligations	–	25,511	–	25,511

Total Assets - Investments in Securities	$25,500	$915,717	$–	$941,217

See Notes to Schedules of Investments.

PNC Advantage Institutional Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2012 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 26.3%
U.S. Treasury Bill† — 1.1%
0.060%, 09/06/12	$1,500	$1,500

U.S. Treasury Notes — 25.2%
1.375%, 09/15/12	2,200	2,201
0.375%, 09/30/12	2,000	2,000
1.375%, 10/15/12	2,000	2,004
0.375%, 10/31/12	2,000	2,001
1.375%, 11/15/12	2,000	2,005
0.500%, 11/30/12	1,500	1,501
0.625%, 12/31/12	1,500	1,502
0.625%, 01/31/13	2,000	2,003
1.375%, 02/15/13	2,500	2,514
0.625%, 02/28/13	1,500	1,503
2.750%, 02/28/13	1,000	1,013
1.375%, 03/15/13	2,000	2,013
1.750%, 04/15/13	2,600	2,625
0.625%, 04/30/13	1,500	1,504
3.125%, 04/30/13	1,000	1,020
1.375%, 05/15/13	2,500	2,521
0.375%, 07/31/13	1,400	1,402
0.750%, 08/15/13	1,400	1,408

		32,740

Total U.S. Treasury Obligations
(Cost $34,240)		34,240

	Number of Shares
MONEY MARKET FUNDS — 1.5%
STIT-Treasury Portfolio	1,996,296	1,996

Total Money Market Funds
(Cost $1,996)		1,996

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 72.1%

Deutsche Bank Securities, Inc.

0.190% (dated 08/31/12, due 09/04/12, repurchase price $23,000,486, collateralized by U.S. Treasury Note, 0.625%, due 08/31/17, total value $23,460,062)	$23,000	$23,000

Goldman Sachs & Co.

0.120% (dated 08/31/12, due 09/04/12, repurchase price $6,675,089, collateralized by U.S. Treasury Note, 3.125%, due 05/15/21, total value $6,808,566)	6,675	6,675

HSBC Securities USA

0.160% (dated 08/31/12, due 09/04/12, repurchase price $20,000,356, collateralized by U.S. Treasury Note, 0.125%, due 04/15/17, total value $20,401,963)	20,000	20,000

Merrill Lynch Pierce Fenner and Smith

0.180% (dated 08/31/12, due 09/04/12, repurchase price $22,000,440, collateralized by U.S. Treasury Note, 0.750%, due 06/30/17, total value $22,440,014)	22,000	22,000

UBS Securities LLC

0.180% (dated 08/31/12, due 09/04/12, repurchase price $22,000,440, collateralized by U.S. Treasury Bond and U.S. Treasury Note, 3.125% and 1.875%, due 07/15/15 and 11/15/41, total value $22,440,108)	22,000	22,000

Total Repurchase Agreements
(Cost $93,675)		93,675

TOTAL INVESTMENTS — 99.9%
(Cost $129,911)*		129,911

Other Assets & Liabilities — 0.1%		97

TOTAL NET ASSETS — 100.0%		$130,008

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

Please see Investment Abbreviations and Definitions on Page 9.

See Notes to Schedules of Investments.

PNC Advantage Institutional Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2012 (Unaudited)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of August 31, 2012 is as follows (See Note 1 in Notes to Schedules of Investments).
	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Funds	$1,996	$—	$—	$1,996
Repurchase Agreements	—	93,675	—	93,675
U.S. Treasury Obligations	—	34,240	—	34,240

Total Assets - Investments in Securities	$1,996	$127,915	$—	$129,911

See Notes to Schedules of Investments.

PNC Adv antageF unds

INVESTMENT ABBREVIATIONS AND DEFINITIONS

A ugust 31, 2012 (Unaudited)

Cl — Class

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN — Floating Rate Note. The rate shown is the rate in effect on August 31, 2012, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on August 31, 2012, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.

PNC Advantage Funds

NOTES TO FINANCIAL STATEMENTS

August 31, 2012 (Unaudited)

Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers three diversified investment portfolios, the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”).

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on August 31, 2012 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investments in repurchase agreements are valued at par each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities – Pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Each Fund recognizes transfers into and out of levels at the end of the reporting period.

The valuation hierarchy of each Fund’s securities, including additional information related to transfers between Levels 1 and 2 and unobservable inputs for Level 3 securities in excess of 1% of total Net Assets, as applicable, can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

2. Affiliated Fund

PNC Group, the indirect parent company of the Adviser, owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio. The investments in BlackRock Funds were unchanged during the period ended August 31, 2012.

Details of affiliated holdings at August 31, 2012 are included in the respective Fund’s Schedule of Investments.

3. Market and Credit Risk

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PNC Advantage Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President (principal executive officer)

Date	10-23-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President (principal executive officer)

Date	10-23-12

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer (principal financial officer)

Date	10-23-12

*	Print the name and title of each signing officer under his or her signature.